INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Investments in Sales-Type and Direct Financing Leases and Leaseback Assets) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Investments in sales-type and direct financing leases	$ 147,230	$ 592,102
Investments in leaseback assets	57,536	85,441
Total	$ 204,766	$ 677,543